Variable interest entity (Details - Assets and liabilities) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Right of use – noncurrent	$ 6,632,349	$ 7,837,345
Deferred tax assets	3,859,575	3,410,122
Advance from shareholders	85,581	85,200
Accounts payable	14,199,052	13,244,957
Lease liability	7,056,669	8,265,220
Income tax payable	277,921	276,683
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash in bank	397,087	341,774
Prepayments and other receivables	181,380	664,886
Rent deposit	72,743	81,624
Office equipment, net	16,373	33,774
Right of use – noncurrent	485,118	6,104
Deferred tax assets	0	64,510
Advance from shareholders	85,581	85,200
Accounts payable	355,189	6,278
Lease liability	485,262	4,758
Income tax payable	277,921	276,683
Other payables and accrued liabilities	$ 484,343	$ 344,735